Note 7 - Vessels and Advances, Net	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Vessels and advances, net [Text block]

7. Vessels and advances, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2022	$4,687,896	$(1,037,704)	$3,650,192
Depreciation	-	(79,161)	(79,161)
Vessel acquisitions, advances and other vessels’ costs	241,362	-	241,362
Vessel sales, transfers and other movements	(139,551)	71,114	(68,437)
Balance, June 30, 2022	$4,789,707	$(1,045,751)	$3,743,956

During the six-month period ended June 30, 2022, the Company acquired the secondhand container vessel Dyros with a TEU capacity of 4,578, and three secondhand dry bulk vessels, the Oracle (ex. Belstar), Libra (ex. Universal Bremen) and Norma (ex. Magda) with an aggregate DWT of 172,717. Furthermore, during the six-month period ended June 30, 2022, the Company prepaid the outstanding balances of Jodie Shipping Co., Kayley Shipping Co., Plange Shipping Co. and Simone Shipping Co. finance lease liabilities (Note 12) and re-acquired the 2013-built, 8,827 TEU container vessels, MSC Athens and MSC Athos and the 2014-built, 4,957 TEU container vessels, Leonidio and Kyparissia. In addition, during the six-month period ended June 30, 2022, the Company prepaid the outstanding balance of Benedict Maritime Co. (Note 11.B.2) and re-acquired the 2016-built, 14,424 TEU container vessel Triton.

During the six-month period ended June 30, 2021, the Company (i) acquired the secondhand container vessels Aries, Argus, Glen Canyon, Androusa, Norfolk, Porto Cheli, Porto Kagio and Porto Germeno with an aggregate TEU capacity of 45,331, (ii) took delivery of the newbuild container vessels YM Target and YM Tiptop with an aggregate TEU capacity of 25,380 and (iii) took delivery of three secondhand dry bulk vessels that were part of the SPA (Note 3(d)), the Builder, Pegasus and Adventure, with an aggregate DWT of 172,022.

During the six-month period ended June 30, 2021, the Company purchased the equity interest (in the range from 51% to 75%) held by funds managed and/or advised by York Capital Management Global Advisors LLC and its affiliate Sparrow Holdings, L.P. (collectively, “York”) (Notes 9 and 10) in the companies owning the containerships Cape Akritas, Cape Tainaro, Cape Artemisio, Cape Kortia and Cape Sounio, with an aggregate capacity of 55,050 TEU, at an aggregate net consideration price of $88,854 after subtracting term loans of $302,193 (Note 11) assumed at the time of the acquisition. As a result, the Company acquired the controlling interest and became the sole shareholder of the vessel owning companies of the said five container vessels (Note 10). Any favorable or unfavorable lease terms associated with these vessels were recorded as an intangible asset or liability (“Time charter assumed”) at the time of the acquisition. The aggregate Time charter assumed, net, at the time of the acquisitions was a liability of $589, current and non-current portion (Note 13). Management accounted for this acquisition as an asset acquisition under ASC 805 “Business Combinations”.

During the six-month period ended June 30, 2021, the Company agreed to acquire (i) the 2009-built, 4,578 TEU secondhand container vessel Gialova and the 2008-built, 4,578 TEU secondhand container vessel Dyros and (ii) 13 secondhand dry bulk vessels (Verity, Parity, Serena, Dawn, Bernis, Konstantinos, Titan I, Taibo, Discovery, Thunder, Rose, Clara, Equity) with an aggregate capacity of 619,718 DWT. All vessels, with the exception of Dyros, which was delivered to the Company during the first half of 2022, were delivered to the Company during the second half of 2021.

During the year ended December 31, 2021, the Company ordered from a shipyard a number of newbuild container vessels (some 12,690 TEU and some 15,000 TEU). During the six-month period ended June 30, 2022, the Company served notices of termination for the abovementioned shipbuilding contracts due the shipyard’s repudiation thereof/default thereunder and has served, and/or is in the process of serving, notice of arbitration to the relevant shipyard under the said shipbuilding contracts.

On February 14, 2022, the Company decided to make arrangements to sell the container vessels Sealand Washington and Maersk Kalamata and on March 30, 2022, the dry bulk vessel Thunder. At these dates, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the three vessels as “held for sale” were met. As of June 30, 2022, the amount of $55,194, included in Vessels held for sale in the June 30, 2022 consolidated balance sheet, represents the aggregate carrying value of Sealand Washington and Maersk Kalamata at the time that held for sale criteria were met on the basis that as of that date each vessel’s fair value less cost to sell exceeded each vessel’s carrying value. Each vessel’s fair value is based on the its estimated sale price, net of commissions (Level 2 inputs of the fair value hierarchy). The container vessels Sealand Washington and Maersk Kalamata are expected to be delivered to their new owners between the fourth quarter of 2022 and the first quarter of 2023.

On December 9, 2021, the Company decided to make arrangements to sell the container vessels Sealand Illinois, Sealand Michigan, York and Messini. At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessel as “held for sale” were met. As of December 31, 2021, the amount of $78,799 (including $3,742 transferred from Deferred charges, net), separately reflected in Vessels held for sale in the 2021 consolidated balance sheet, represents the aggregate carrying value of those vessels at the time that held for sale criteria were met on the basis that as of that date each vessel’s fair value less cost to sell exceeded each vessel’s carrying value. Their fair value was based on the vessel’s estimated sale price, net of commissions (Level 2 inputs of the fair value hierarchy). The container vessels Sealand Illinois, Sealand Michigan and York are expected to be delivered to their new owners during the fourth quarter of 2022.

During the six-month period ended June 30, 2022, the Company sold the dry bulk vessel Thunder and the container vessel Messini, which were classified as held for sale at March 30, 2022 and December 9, 2021, respectively and recognized an aggregate gain of $21,250, which is separately reflected in Gain on sale of vessels, net in the accompanying consolidated statement of income for the six-month period ended June 30, 2022.

During the six-month period ended June 30, 2021, the Company sold the container vessels Halifax Express, which was held for sale at December 31, 2020 and Prosper, which was held for sale at March 31, 2021 and recognized a net gain of $1,406, which is separately reflected in Gain on sale of vessels, net in the accompanying consolidated statement of income for the six-month period ended June 30, 2021.

On March 24, 2021, the Company decided to make arrangements to sell the container vessel Venetiko, and on June 10, 2021, the container vessels ZIM Shanghai and ZIM New York, respectively. At these dates, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the three vessels as “held for sale” were met. All three vessels were sold during the year ended December 31, 2021.

As of June 30, 2022, 106 of the Company’s vessels, with a total carrying value of $2,981,859, have been provided as collateral to secure the long-term debt discussed in Note 11. This excludes the vessels YM Triumph, YM Truth, YM Totality, YM Target and YM Tiptop, the four vessels acquired in 2018 under the Share Purchase Agreement (Note 11.B) with York and two unencumbered vessels.